RISK AND CAPITAL MANAGEMENT FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of financial assets [Table Text Block]
Assets	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	$3,533,611	$-	$-	$3,533,611
Restricted cash	771,434	-	-	771,434
Fair value through profit or loss investments	1,139,447	-	-	1,139,447
Strategic investments	2,199,199	-	-	2,199,199
Accounts receivable	-	3,376,411	-	3,376,411
Total	$7,643,691	$3,376,411	$-	$11,020,102

Disclosure of currency risk [Table Text Block]
Accounts	US dollars
Cash and cash equivalents	$2,286,117
Restricted cash	615,636
Receivables	2,442,545
Accounts payable and accrued liabilities	(446,604)
Advances from joint venture partners	(644,497)
Net exposure	4,253,198
Canadian dollar equivalent	$5,338,027